STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK BASED COMPENSATION
NOTE 15	STOCK BASED COMPENSATION

The Company has stock incentive plans for executives and eligible employees. Stock incentive awards include restricted stock units, performance leveraged stock units, financial performance stock bonuses, and strategic stock units. The Company issues new shares of common stock to satisfy exercises and vesting under all of its stock incentive awards. Prior to 2012, the Company also granted options to purchase shares of stock with exercise prices not less than fair market value of the underlying stock at the date of grant. At December 31, 2013, 9,307,308 shares were available for future stock incentive plan awards.

Employee Stock Options

Stock options granted under the Company’s stock incentive plans vest over periods of three years or more and are exercisable over a period of time not to exceed 10 years from the grant date. The value of each option award is estimated at the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. The expected term of options granted is derived from historical data on employee exercise and post-vesting employment termination experience. Expected volatility is based on the historical volatility of our stock at the grant date. These estimates involve inherent uncertainties and the application of management’s judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the Company’s recorded stock based compensation expense would have been different from that reported. The Black-Scholes option pricing model used the following weighted-average assumptions:

	2013	2012	2011	2010	2009
Weighted-average risk-free interest rate	N/A	N/A	2.0%	2.5%	2.0%
Dividend yield	N/A	N/A	1.4%	0.7%	1.0%
Expected life in years	N/A	N/A	6	5	5
Volatility	N/A	N/A	37%	38%	36%

The following table summarizes annual activity for all stock options for each of the three years ended December 31:

	2013		2012		2011
	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	4,409,924	$48.69	5,481,341	$48.40	5,414,205	$45.36
Granted	—	$—	—	$—	1,276,250	$58.72
Exercised	(46,697)	$35.22	(591,859)	$41.22	(928,037)	$43.67
Forfeited and expired	(1,175,464)	$50.20	(479,558)	$54.57	(281,077)	$56.56

Outstanding at end of year	3,187,763	$48.33	4,409,924	$48.69	5,481,341	$48.40

Options exercisable at year-end	2,934,718	$47.47	3,191,850	$48.07	3,166,178	$46.22

Weighted-average fair value per share of options granted during the year	N/A		N/A		$18.90

The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$20 to $30	300,000	4.8	$26.91	300,000	$26.91
$30 to $40	524,237	4.9	$39.75	524,237	$39.75
$40 to $50	796,618	3.1	$43.95	791,236	$43.95
$50 to $60	1,556,403	6.3	$57.47	1,312,243	$57.28
$60+	10,505	7.9	$66.48	7,002	$66.48

	3,187,763	5.2	$48.33	2,934,718	$47.47

At December 31, 2013, there was $2 of unrecognized compensation cost related to 253,045 unvested stock options. All unrecognized compensation costs related to unvested stock options are expected to be recognized during 2014. The total intrinsic value of options exercised in 2013, 2012 and 2011 was $0, $5 and $18, respectively. At December 31, 2013, outstanding and exercisable options had no aggregated intrinsic value.

The following stock options vested in each of the three years ended December 31:

	2013	2012	2011
Stock options vested	862,127	1,003,888	950,119
Weighted-average exercise price	$46.86	$52.09	$46.73

Other Stock Based Compensation

The Company grants restricted stock units to executives and eligible employees upon achievement of certain financial and operating results. Restricted stock units vest over periods of three years or more. Prior to vesting, holders of restricted stock units do not have the right to vote the underlying shares; however, executives accrue dividend equivalents on their restricted stock units, which are paid at the time the restricted stock units vest. The restricted stock units are subject to forfeiture risk and other restrictions. Upon vesting, the employee is entitled to receive one share of the Company’s common stock for each restricted stock unit. In 2013, 2012 and 2011, the Company granted 958,060, 1,062,819 and 586,944 restricted stock units, respectively, at a weighted-average fair market value of $40, $51 and $57, respectively, per underlying share of the Company’s common stock. At December 31, 2013, 776,674, 506,206 and 108,884 shares remain unvested for the 2013, 2012 and 2011 grants, respectively.

The Company grants performance leveraged stock units (“PSUs”) to eligible executives, based upon certain measures of shareholder return. In 2013, 2012, and 2011, the Company granted 272,683, 241,448, and 102,313 PSUs, respectively, at a weighted-average fair market value of $46, $77, and $76, respectively. The actual number of PSUs that vest are determined at the end of a three year performance period. At December 31, 2013, 272,683, 210,549, and 102,313 PSUs remained unvested for the 2013, 2012, and 2011 grants.

The Company granted financial performance stock bonuses to eligible executives upon achievement of certain financial and operating results, based on a targeted number of shares at the beginning of each performance period. At the end of the performance period, one third of the bonus was paid in common stock and two-thirds of the bonus were paid in restricted stock units that vest in equal annual increments at the second and third anniversaries of the start of the performance period. In 2012 and 2011 the Company granted 35,245 and 42,932 common shares, respectively, and 70,501 and 85,632 restricted stock units, respectively, included in the restricted stock unit grants above at a fair market value of $59 and $55 per underlying share of the Company’s common stock, respectively, under the financial performance stock bonus plan.

Beginning in 2013, the Company grants strategic stock units (“SSUs”) to eligible executives, based upon certain measures of adjusted earnings before income tax, depreciation and amortization (“Adjusted EBITDA”), based on a targeted number of shares at the beginning of each performance period. At the end of the performance period, one third of the SSUs are issued without restriction in the form of common stock, and two-thirds of the bonus is paid in restricted stock units that vest in equal annual increments at the second and third anniversaries of the start of the performance period. In 2013, the Company granted 50,997 common shares and 102,009 restricted stock units, included in the restricted stock unit grants above, at a fair market value of $41 per underlying share of the Company’s common stock, under the SSU stock bonus plan. At December 31, 2013, 61,030 SSUs remained unvested for the 2013 grant.

The total intrinsic value of other stock based compensation awards that vested in 2013, 2012 and 2011 was $34, $37 and $33, respectively. At December 31, 2013, there was $60 of unrecognized compensation costs related to the unvested other stock based compensation awards. This cost is expected to be recognized over a weighted-average period of approximately two years.

The Company recognized stock based compensation as follows:

	Years Ended December 31,
	2013	2012	2011
Restricted stock units	$31	$26	$32
Stock options	7	13	19
Performance leveraged stock units	8	10	7
Strategic stock units	5	2	—

	$51	$51	$58